UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2008

Item 1. Reports to Stockholders

Fidelity
Dynamic StrategiesSM
Fund

Annual Report

December 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, http://visit www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings or http://www.advisor.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2008	Past 1 year	Life of fund A
Dynamic Strategies	-28.35%	-26.67%

A From October 31, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Dynamic Strategies, a class of the fund, on October 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Andrew Dierdorf and Jurrien Timmer, Co-Portfolio Managers of Fidelity Dynamic StrategiesSM Fund

Stocks and higher-risk debt tumbled during the year ending December 31, 2008. Beginning in September, the U.S. economy spiraled downward, as several large financial institutions went bankrupt, were forced into acquisitions or were taken over by the federal government. The Federal Reserve Board facilitated many of these and other transactions, and also lowered the federal funds target rate seven times over the year, leaving it at 0.00% to 0.25% at period end. The stock market continued to perform erratically, however, and investors fled to the perceived safety of investment-grade bonds, particularly U.S. Treasuries. Amid this volatile environment, the investment-grade bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 5.24%, while the Standard & Poor's 500SM Index slid 37.00%. Other major equity benchmarks also had sizable losses for the 12-month period, including the Dow Jones Industrial AverageSM, which fell 31.93%, and the NASDAQ Composite® Index, which dropped 40.03%. In comparison, the sub-investment-grade high-yield bond market stumbled as well, with the Merrill Lynch® U.S. High Yield Master II Constrained Index declining 26.11%.

The fund's Retail Class shares returned -28.35% for the year, outperforming the all-equities S&P 500®, its primary benchmark, but falling well short of its supplemental benchmark, the Fidelity Dynamic Strategies Composite Index, which posted a return of -18.16%. The fund underperformed the Composite index mostly as a result of subpar asset allocation decisions, including an underweighting in the relatively strong bond category, an overweighting in the weak equities group and an overweighting in short-term assets, which included a hefty out-of-index slug in commodities, which fell hard during the second half of the year. Within the bond sleeve, returns were further damaged by out-of-index allocations to Treasury Inflation-Protected Securities (TIPS) and high-yield bonds, neither of which performed well. In equities, the fund's allocations to lagging international equity funds and exchange traded funds (ETFs) hurt, while in the short-term bucket, the fund's sizable cash position helped, but not enough to offset its big out-of-index exposure to sagging commodities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)("the Underlying Funds"), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)("the Underlying Funds"), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Class A	.65%
Actual		$ 1,000.00	$ 723.80	$ 2.82
Hypothetical A		$ 1,000.00	$ 1,021.87	$ 3.30
Class T	.90%
Actual		$ 1,000.00	$ 723.50	$ 3.90
Hypothetical A		$ 1,000.00	$ 1,020.61	$ 4.57
Class B	1.40%
Actual		$ 1,000.00	$ 721.40	$ 6.06
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 7.10
Class C	1.40%
Actual		$ 1,000.00	$ 721.40	$ 6.06
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 7.10
Dynamic Strategies	.40%
Actual		$ 1,000.00	$ 725.40	$ 1.73
Hypothetical A		$ 1,000.00	$ 1,023.13	$ 2.03
Institutional Class	.40%
Actual		$ 1,000.00	$ 724.60	$ 1.73
Hypothetical A		$ 1,000.00	$ 1,023.13	$ 2.03

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each class' annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Portfolio Composition as of December 31, 2008**
% of fund's investments	% of fund's investments 6 months ago
Domestic Equity 25.4%	Domestic Equity 18.7%
Emerging Markets Equity 2.3%	Emerging Markets Equity 2.5%
High Yield Fixed-Income 6.8%	High Yield Fixed-Income 5.2%
International Equity 4.7%	International Equity 6.3%
Investment Grade Fixed-Income 24.2%	Investment Grade Fixed-Income 22.2%
Other 2.6%	Other 1.5%
Short-Term 5.3%	Short-Term 14.2%
Specialty * 28.7%	Specialty * 29.4%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.
* Includes equity sectors such as Communications, Financial, Health, Natural Resources, Precious Metals, Real Estate, Technology and Utilities.
Asset Allocation (% of fund's investments)**
As of December 31, 2008	As of June 30, 2008
Equities 61.1%	Equities 56.9%
Bonds 31.0%	Bonds 27.4%
Short-Term and Other 7.9%	Short-Term and Other 15.7%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

** Equities include ETFs, mutual funds and direct holdings in equity securities. Bonds include ETFs, mutual funds and fixed-income securities maturing in more than one year. Short-Term includes cash and cash equivalents and Other includes investments that do not fall into the Equity or Bond categories.

Annual Report

Investments December 31, 2008

Showing Percentage of Total Value of Investment in Securities

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 61.1%
	Shares	Value
Diversified Emerging Markets Funds - 2.6%
Fidelity Emerging Markets Fund (b)	31,137	$ 404,475
iShares MSCI Emerging Markets Index ETF	45,000	1,123,650
Market Vectors Africa Index ETF	4,500	95,445
Market Vectors Gulf States ETF (a)	7,500	143,925
PowerShares MENA Frontier Countries Portfolio ETF (a)	15,700	195,465
SPDR S&P BRIC 40 ETF	8,975	127,355
SPDR S&P Emerging Middle East & Africa ETF	7,500	320,100
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		2,410,415
Europe Stock Funds - 0.3%
Fidelity Europe Fund (b)	4,242	96,641
Market Vectors Russia ETF	9,400	122,858
SPDR S&P Emerging Europe ETF	3,300	80,322
TOTAL EUROPE STOCK FUNDS		299,821
Foreign Large Blend Funds - 1.2%
Fidelity Canada Fund (b)	8,052	282,290
iShares MSCI EAFE Index ETF	17,600	789,712
TOTAL FOREIGN LARGE BLEND FUNDS		1,072,002
Foreign Large Value Funds - 0.1%
PowerShares International Dividend Achievers ETF	5,413	56,891
Foreign Small Mid Growth Funds - 0.2%
Fidelity International Small Cap Opportunities Fund (b)	34,798	208,438
Japan Stock Funds - 0.0%
Fidelity Japan Fund (b)	2,878	25,674
Large Blend Funds - 22.5%
Fidelity Advisor 130/30 Large Cap Institutional Class (b)	270,819	1,741,364
Fidelity Disciplined Equity Fund (b)	154,576	2,691,176
Fidelity Mega Cap Stock Fund (b)	467,843	3,251,511
Fidelity Select Consumer Staples Portfolio (b)	36,919	1,882,486
Fidelity Select Industrials Portfolio (b)	121,554	1,597,226
PowerShares Buyback Achievers ETF	8,000	127,760
Rydex Russell Top 50 ETF	10,000	713,700
Equity Funds - continued
	Shares	Value
Large Blend Funds - continued
S&P Depositary Receipts Trust unit Series 1 ETF	96,200	$ 8,689,746
Ultra S&P 500 ProShares ETF	8,900	234,159
TOTAL LARGE BLEND FUNDS		20,929,128
Large Growth Funds - 1.8%
Fidelity Blue Chip Growth Fund (b)	10,660	280,473
Fidelity Select Consumer Discretionary Portfolio (b)	91,287	1,246,071
iShares Dow Jones US Consumer Services Sector Index ETF	3,300	139,755
TOTAL LARGE GROWTH FUNDS		1,666,299
Latin America Stock Funds - 0.5%
Fidelity Latin America Fund (b)	7,927	218,943
iShares MSCI Brazil Index ETF	7,400	258,260
TOTAL LATIN AMERICA STOCK FUNDS		477,203
Mid-Cap Blend Funds - 0.9%
Fidelity Leveraged Company Stock Fund (b)	18,189	262,646
Fidelity Select Defense & Aerospace Portfolio (b)	2,187	107,702
iShares Dow Jones U.S. Home Construction Index ETF	24,800	245,520
Market Vectors Environmental Services ETF	5,500	193,545
TOTAL MID-CAP BLEND FUNDS		809,413
Pacific Asia ex-Japan Stock Funds - 1.8%
Fidelity China Region Fund (b)	16,759	285,063
iPath MSCI India Index ETN (a)	5,510	174,336
iShares MSCI Australia Index ETF	6,550	91,766
iShares MSCI Hong Kong Index ETF	22,400	232,288
iShares MSCI South Korea Index ETF	2,783	77,618
iShares MSCI Taiwan Index ETF	9,200	69,828
SPDR S&P China ETF	17,300	782,998
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		1,713,897
Small Growth Funds - 0.2%
PowerShares Cleantech ETF	9,455	171,514
Specialty Funds - Communications - 0.5%
Fidelity Select Telecommunications Portfolio (b)	16,802	447,929
Equity Funds - continued
	Shares	Value
Specialty Funds - Financial - 4.1%
Fidelity Select Financial Services Portfolio (b)	43,125	$ 2,012,629
SPDR Financial Select Sector ETF	144,000	1,817,280
TOTAL SPECIALTY FUNDS - FINANCIAL		3,829,909
Specialty Funds - Health - 3.3%
Fidelity Select Biotechnology Portfolio (a)(b)	4,067	240,380
Fidelity Select Health Care Portfolio (b)	23,898	1,935,494
SPDR S&P Biotech ETF	16,621	892,880
TOTAL SPECIALTY FUNDS - HEALTH		3,068,754
Specialty Funds - Natural Resources - 11.0%
Claymore Oil Sands Sector ETF	15,442	138,340
Claymore S&P Global Water Index ETF	11,000	156,310
Fidelity Select Energy Portfolio (b)	59,639	1,793,955
Fidelity Select Energy Services Portfolio (b)	6,928	248,856
Fidelity Select Materials Portfolio (b)	13,552	412,799
Fidelity Select Natural Gas Portfolio (b)	16,458	331,965
First Trust ISE Water Index Fund ETF	8,300	129,480
First Trust ISE-Revere Natural Gas Index Fund ETF	25,600	301,568
GreenHaven Continuous Commodity Index ETF (a)	25,500	558,960
Horizons BetaPro DJ-AIG Agricultural Grains Bull Plus ETF (a)	7,500	144,859
Horizons BetaPro NYMEX Natural Gas Bull Plus ETF (a)	15,000	60,286
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index ETF	8,400	323,904
iShares S&P North American Natural Resources Sector Index ETF	15,627	395,676
Market Vectors Coal ETF	12,800	188,416
Market Vectors Global Alternative Energy ETF	5,700	133,095
Market Vectors Nuclear Energy ETF	2,258	44,415
Market Vectors RVE Hard Assets Producers ETF	7,127	169,765
Market Vectors Solar Energy ETF (a)	6,400	90,880
Market Vectors Steel ETF	1,400	41,174
PowerShares Global Clean Energy ETF	8,100	102,465
PowerShares Global Water ETF	17,000	225,590
PowerShares Global Wind Energy Portfolio ETF	10,200	119,850
PowerShares Water Resources Portfolio ETF	13,800	198,582
PowerShares WilderHill Clean Energy ETF	13,100	112,922
PowerShares WilderHill Progressive Energy ETF	8,000	118,080
SPDR Oil & Gas Equipment & Services ETF	35,900	613,890
SPDR S&P Oil & Gas Exploration & Production ETF	12,500	370,500
Equity Funds - continued
	Shares	Value
Specialty Funds - Natural Resources - continued
United States 12 Month Oil Fund LP ETF (a)	9,999	$ 297,370
United States Natural Gas Fund LP ETF (a)	70,300	1,628,851
United States Oil Fund LP ETF (a)	25,300	837,683
TOTAL SPECIALTY FUNDS - NATURAL RESOURCES		10,290,486
Specialty Funds - Precious Metals - 1.7%
Fidelity Select Gold Portfolio (b)	15,529	490,396
Horizons BetaPro COMEX Gold Bullion Bull Plus ETF (a)	72,000	966,943
Market Vectors Gold Miners ETF	4,624	156,661
TOTAL SPECIALTY FUNDS - PRECIOUS METALS		1,614,000
Specialty Funds - Real Estate - 0.8%
DJ Wilshire REIT ETF	8,300	336,399
Fidelity International Real Estate Fund (a)(b)	5,981	39,655
Fidelity Real Estate Income Fund (b)	19,570	129,359
Fidelity Real Estate Investment Portfolio (b)	6,813	106,359
iShares FTSE NAREIT Residential Index ETF	3,000	79,890
SPDR DJ Wilshire Global Real Estate ETF	3,000	77,040
TOTAL SPECIALTY FUNDS - REAL ESTATE		768,702
Specialty Funds - Technology - 5.4%
Fidelity Select Software & Computer Services Portfolio (a)(b)	1,169	54,948
Fidelity Select Technology Portfolio (b)	52,575	2,085,141
iShares Dow Jones US Technology Sector Index ETF	69,300	2,455,992
SPDR S&P Semiconductor ETF	17,800	429,870
TOTAL SPECIALTY FUNDS - TECHNOLOGY		5,025,951
Specialty Funds - Utilities - 1.9%
Fidelity Select Utilities Growth Portfolio (b)	24,856	1,000,691
iShares S&P Global Infrastructure Index ETF	4,000	119,640
iShares S&P Global Utilities Sector Index ETF	6,600	309,672
SPDR FTSE Macquarie Global Infrastructure 100 ETF	8,700	356,613
TOTAL SPECIALTY FUNDS - UTILITIES		1,786,616
World Stock Funds - 0.3%
Market Vectors Agribusiness ETF	10,000	278,500
TOTAL EQUITY FUNDS (Cost $86,864,854)		56,951,542
Fixed-Income Funds - 31.0%
	Shares	Value
Bank Loan Funds - 1.7%
Fidelity Floating Rate High Income Fund (b)	206,762	$ 1,567,255
Conservative Allocation Funds - 2.4%
Fidelity Strategic Real Return Fund (b)	322,704	2,213,747
Emerging Markets Bond Funds - 2.4%
Fidelity New Markets Income Fund (b)	201,851	2,268,805
High Yield Bond Funds - 2.7%
Fidelity High Income Fund (b)	236,694	1,429,631
iShares iBoxx $ High Yield Corporate Bond ETF	14,800	1,125,984
TOTAL HIGH YIELD BOND FUNDS		2,555,615
Inflation-Protected Bond Funds - 9.7%
Fidelity Inflation Protected Bond Fund (b)	860,608	9,036,387
Intermediate-Term Bond Funds - 12.1%
Fidelity Investment Grade Bond Fund (b)	1,768,424	11,229,491
TOTAL FIXED-INCOME FUNDS (Cost $33,155,090)		28,871,300
Other - 2.6%
World Bond Funds - 2.6%
CurrencyShares Australian Dollar Trust ETF	1,718	122,957
CurrencyShares Canadian Dollar Trust ETF	1,498	123,435
CurrencyShares Euro Trust ETF	1,069	149,542
CurrencyShares Japanese Yen Trust ETF (a)	1,421	155,997
CurrencyShares Mexican Peso Trust ETF	560	41,334
CurrencyShares Swiss Franc Trust ETF	1,775	166,921
PowerShares DB US Dollar Index Bearish ETF	5,758	150,687
SPDR DB International Government Inflation-Protected Bond ETF	21,400	1,028,270
WisdomTree Dreyfus Brazilian Real ETF	7,600	152,076
WisdomTree Dreyfus Chinese Yuan ETF	7,700	191,807
WisdomTree Dreyfus Indian Rupee ETF	7,700	177,716
TOTAL OTHER (Cost $2,817,142)		2,460,742
Cash Equivalents - 1.9%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.01%, dated 12/31/08 due 1/2/09 (Collateralized by U.S. Treasury Obligations) # (Cost $1,748,000)	$ 1,748,000	$ 1,748,000
Short-Term Funds - 3.4%
Shares
Fidelity Institutional Money Market Portfolio Institutional Class (b) (Cost $3,199,538)	3,199,538	3,199,538
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $127,784,624)		$ 93,231,122
Legend
(a) Non-income producing
(b) Affiliated company
Security Type Abbreviations
ETF - Exchange-Traded Funds
ETN - Exchange-Traded Note
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,748,000 due 1/02/09 at 0.01%
BNP Paribas Securities Corp.	$ 6,139
Banc of America Securities LLC	184,645
Goldman, Sachs & Co.	1,173,665
UBS Securities LLC	383,551
$ 1,748,000
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ -	$ 3,056,544	$ 260,799	$ 9,397	$ 1,741,364
Fidelity Blue Chip Growth Fund	444,481	456,028	377,611	4,228	280,473
Fidelity Canada Fund	169,084	370,324	60,847	1,095	282,290
Fund	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
Fidelity China Region Fund	$ 142,380	$ 385,937	$ 58,886	$ 2,759	$ 285,063
Fidelity Disciplined Equity Fund	717,241	3,810,586	418,138	37,984	2,691,176
Fidelity Emerging Markets Fund	297,782	754,212	109,581	7,086	404,475
Fidelity Europe Fund	345,247	351,358	409,004	3,046	96,641
Fidelity Floating Rate High Income Fund	609,666	1,570,978	237,803	72,051	1,567,255
Fidelity High Income Fund	607,690	1,614,502	235,130	112,508	1,429,631
Fidelity Inflation Protected Bond Fund	3,642,705	7,858,316	1,739,371	114,010	9,036,387
Fidelity Institutional Money Market Portfolio Institutional Class	1,603,844	22,260,692	20,664,998	194,153	3,199,538
Fidelity International Real Estate Fund	280,906	151,811	221,082	-	39,655
Fidelity International Small Cap Opportunities Fund	137,234	375,909	54,789	103	208,438
Fidelity Investment Grade Bond Fund	3,981,503	10,092,788	1,594,843	447,661	11,229,491
Fidelity Japan Fund	339,403	351,951	536,590	364	25,674
Fidelity Latin America Fund	148,712	385,353	58,759	3,485	218,943
Fidelity Leveraged Company Stock Fund	175,313	527,944	135,595	2,408	262,646
Fidelity Mega Cap Stock Fund	248,246	4,891,383	392,919	50,590	3,251,511
Fidelity New Markets Income Fund	917,387	2,364,075	345,249	127,669	2,268,805
Fidelity Real Estate Income Fund	299,331	175,286	232,190	19,629	129,359
Fidelity Real Estate Investment Portfolio	277,123	159,799	229,013	4,939	106,359
Fidelity Select Biotechnology Portfolio	337,279	355,554	420,112	-	240,380
Fund	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
Fidelity Select Consumer Discretionary Portfolio	$ 461,775	$ 1,491,830	$ 165,329	$ 7,139	$ 1,246,071
Fidelity Select Consumer Staples Portfolio	524,718	2,009,040	228,578	23,655	1,882,486
Fidelity Select Defense & Aerospace Portfolio	344,605	390,997	411,206	1,774	107,702
Fidelity Select Energy Portfolio	662,466	2,880,222	275,616	199	1,793,955
Fidelity Select Energy Services Portfolio	185,066	545,040	65,435	-	248,856
Fidelity Select Financial Services Portfolio	988,074	2,854,263	294,452	48,768	2,012,629
Fidelity Select Gold Portfolio	156,080	530,972	67,899	-	490,396
Fidelity Select Health Care Portfolio	631,545	2,238,632	241,117	7,066	1,935,494
Fidelity Select Industrials Portfolio	607,200	2,086,834	219,999	16,431	1,597,226
Fidelity Select Materials Portfolio	176,730	648,755	68,769	2,637	412,799
Fidelity Select Natural Gas Portfolio	16,861	878,245	121,606	-	331,965
Fidelity Select Software & Computer Services Portfolio	362,234	174,501	335,220	-	54,948
Fidelity Select Technology Portfolio	852,533	3,025,592	311,941	5,352	2,085,141
Fidelity Select Telecommunications Portfolio	189,360	601,142	62,381	8,597	447,929
Fidelity Select Utilities Growth Portfolio	183,689	1,386,788	140,655	20,071	1,000,691
Fidelity Strategic Real Return Fund	1,072,188	2,575,100	396,947	103,900	2,213,747
Total	$ 23,137,681	$ 86,639,283	$ 32,200,459	$ 1,460,754	$ 56,857,589
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 93,231,122	$ 91,483,122	$ 1,748,000	$ -
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $907,304 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2008

Assets
Investment in securities, at value (including repurchase agreements of $1,748,000) - See accompanying schedule: Unaffiliated Underlying Funds (cost $49,853,854)	$ 34,625,533
Affiliated Underlying Funds (cost $76,182,770)	56,857,589
Unaffiliated issuers (cost $1,748,000)	1,748,000
Total Investments (cost $127,784,624)		$ 93,231,122
Cash		376
Receivable for investments sold		6
Receivable for fund shares sold		1,397,520
Dividends receivable		274,254
Total assets		94,903,278

Liabilities
Payable for investments purchased	$ 589,663
Payable for fund shares redeemed	652,433
Accrued management fee	29,515
Distribution fees payable	8,592
Total liabilities		1,280,203

Net Assets		$ 93,623,075
Net Assets consist of:
Paid in capital		$ 130,889,169
Undistributed net investment income		23,407
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,735,995)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(34,553,506)
Net Assets		$ 93,623,075

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

December 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,785,734 ÷ 1,015,070 shares)	$ 6.68

Maximum offering price per share (100/94.25 of $6.68)	$ 7.09
Class T: Net Asset Value and redemption price per share ($4,688,180 ÷ 702,092 shares)	$ 6.68

Maximum offering price per share (100/96.50 of $6.68)	$ 6.92
Class B: Net Asset Value and offering price per share ($1,462,516 ÷ 218,610 shares)A	$ 6.69

Class C: Net Asset Value and offering price per share ($6,364,669 ÷ 955,807 shares)A	$ 6.66

Dynamic Strategies: Net Asset Value, offering price and redemption price per share ($70,673,954 ÷ 10,563,758 shares)	$ 6.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,648,022 ÷ 545,218 shares)	$ 6.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2008
Investment Income
Dividends from underlying funds:
Unaffiliated		$ 577,880
Affiliated		1,460,754
Interest		43,766
Total income		2,082,400

Expenses
Management fee	$ 429,094
Distribution fees	70,114
Independent trustees' compensation	328
Miscellaneous	110
Total expenses before reductions	499,646
Expense reductions	(88,591)	411,055
Net investment income (loss)		1,671,345
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying fund shares:
Unaffiliated	(679,817)
Affiliated	(2,194,513)
Investment not meeting investment restrictions	1,181
Foreign currency transactions	3,023
Realized gain distributions from underlying funds:
Unaffiliated	4,165
Affiliated	448,405
Total net realized gain (loss)		(2,417,556)
Change in net unrealized appreciation (depreciation) on: Investment securities	(33,594,310)
Assets and liabilities in foreign currencies	(4)
Total change in net unrealized appreciation (depreciation)		(33,594,314)
Net gain (loss)		(36,011,870)
Net increase (decrease) in net assets resulting from operations		$ (34,340,525)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2008	For the period October 31, 2007 (Commencement of operations) to December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,671,345	$ 172,315
Net realized gain (loss)	(2,417,556)	485,304
Change in net unrealized appreciation (depreciation)	(33,594,314)	(959,192)
Net increase (decrease) in net assets resulting from operations	(34,340,525)	(301,573)
Distributions to shareholders from net investment income	(1,661,077)	(170,713)
Distributions to shareholders from net realized gain	(503,490)	(288,714)
Total distributions	(2,164,567)	(459,427)
Share transactions - net increase (decrease)	94,625,036	36,264,131
Total increase (decrease) in net assets	58,119,944	35,503,131

Net Assets
Beginning of period	35,503,131	-
End of period (including undistributed net investment income of $23,407 and undistributed net investment income of $1,602, respectively)	$ 93,623,075	$ 35,503,131

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.06
Net realized and unrealized gain (loss)	(2.88)	(.34)
Total from investment operations	(2.73)	(.28)
Distributions from net investment income	(.12)	(.05)
Distributions from net realized gain	(.06)	(.08)
Total distributions	(.18)	(.13)
Net asset value, end of period	$ 6.68	$ 9.59
Total Return B, C, D	(28.59)%	(2.85)%
Ratios to Average Net Assets F, I
Expenses before reductions	.75%	.75% A
Expenses net of fee waivers, if any	.65%	.65% A
Expenses net of all reductions	.65%	.65% A
Net investment income (loss)	1.78%	3.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,786	$ 1,591
Portfolio turnover rate G	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G Amount does not include the activity of the underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.06
Net realized and unrealized gain (loss)	(2.86)	(.35)
Total from investment operations	(2.74)	(.29)
Distributions from net investment income	(.11)	(.04)
Distributions from net realized gain	(.06)	(.08)
Total distributions	(.17)	(.12)
Net asset value, end of period	$ 6.68	$ 9.59
Total Return B, C, D	(28.69)%	(2.89)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	.90%	.90% A
Expenses net of all reductions	.90%	.90% A
Net investment income (loss)	1.53%	3.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,688	$ 1,358
Portfolio turnover rate G	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G Amount does not include the activity of the underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.05
Net realized and unrealized gain (loss)	(2.87)	(.35)
Total from investment operations	(2.78)	(.30)
Distributions from net investment income	(.06)	(.03)
Distributions from net realized gain	(.06)	(.08)
Total distributions	(.12)	(.11)
Net asset value, end of period	$ 6.69	$ 9.59
Total Return B, C, D	(29.05)%	(2.98)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50%	1.50% A
Expenses net of fee waivers, if any	1.40%	1.40% A
Expenses net of all reductions	1.40%	1.40% A
Net investment income (loss)	1.03%	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,463	$ 1,231
Portfolio turnover rate G	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G Amount does not include the activity of the underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.05
Net realized and unrealized gain (loss)	(2.86)	(.35)
Total from investment operations	(2.78)	(.30)
Distributions from net investment income	(.09)	(.03)
Distributions from net realized gain	(.06)	(.08)
Total distributions	(.15)	(.11)
Net asset value, end of period	$ 6.66	$ 9.59
Total Return B, C, D	(29.05)%	(2.96)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50%	1.50% A
Expenses net of fee waivers, if any	1.40%	1.40% A
Expenses net of all reductions	1.40%	1.40% A
Net investment income (loss)	1.03%	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,365	$ 1,425
Portfolio turnover rate G	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G Amount does not include the activity of the underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Dynamic Strategies

Years ended December 31,

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.06
Net realized and unrealized gain (loss)	(2.88)	(.34)
Total from investment operations	(2.71)	(.28)
Distributions from net investment income	(.13)	(.05)
Distributions from net realized gain	(.06)	(.08)
Total distributions	(.19)	(.13)
Net asset value, end of period	$ 6.69	$ 9.59
Total Return B, C	(28.35)%	(2.81)%
Ratios to Average Net Assets E, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.40%	.40% A
Expenses net of all reductions	.40%	.40% A
Net investment income (loss)	2.03%	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,674	$ 28,567
Portfolio turnover rate F	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

F Amount does not include the activity of the underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.07
Net realized and unrealized gain (loss)	(2.88)	(.35)
Total from investment operations	(2.71)	(.28)
Distributions from net investment income	(.13)	(.05)
Distributions from net realized gain	(.06)	(.08)
Total distributions	(.19)	(.13)
Net asset value, end of period	$ 6.69	$ 9.59
Total ReturnB, C	(28.35)%	(2.81)%
Ratios to Average Net Assets E, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.40%	.40% A
Expenses net of all reductions	.40%	.40% A
Net investment income (loss)	2.03%	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,648	$ 1,331
Portfolio turnover rate F	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

F Amount does not include the activity of the underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2008

1. Organization.

Fidelity Dynamic Strategies Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds and exchange-traded funds (ETFs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class B, Class C, Dynamic Strategies, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments in affiliated Underlying Funds are valued at their net asset value (NAV) each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. ETFs are valued at their last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, ETFs are valued at the last quoted bid price. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

2. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the affiliated Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships (including allocations from the Underlying Funds), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 491,105
Unrealized depreciation	(36,704,102)
Net unrealized appreciation (depreciation)	(36,212,997)
Undistributed ordinary income	101,936
Capital loss carryforward	(907,304)

Cost for federal income tax purposes	$ 129,444,119

The tax character of distributions paid was as follows:

	December 31, 2008	December 31, 2007
Ordinary Income	$ 2,106,873	$ 170,713
Long-term Capital Gains	57,694	288,715
Total	$ 2,164,567	$ 459,428

Annual Report

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the affiliated Underlying Fund shares), other than short-term securities, aggregated $152,276,630 and $58,505,623, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to FMRC. The management fee is computed at an annual rate of .50% of the Fund's average net assets. FMRC, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until February 28, 2010.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 11,561	$ 3,362
Class T	.25%	.25%	14,994	5,312
Class B	.75%	.25%	13,801	13,063
Class C	.75%	.25%	29,758	23,936
			$ 70,114	$ 45,673

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,878
Class T	2,949
Class C*	1,134
$ 14,961

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,326 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $110 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

7. Expense Reductions.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2009. During the period, this management fee waiver reduced the Fund's management fee by $87,424.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, those credits reduced the Fund's management fee by $1,167.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 15% of the total outstanding shares of the Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2008	2007 A
From net investment income
Class A	$ 111,175	$ 7,363
Class T	71,625	5,694
Class B	13,176	4,058
Class C	75,755	4,995
Dynamic Strategies	1,323,154	141,886
Institutional Class	66,192	6,717
Total	$ 1,661,077	$ 170,713
From net realized gain
Class A	$ 28,006	$ 13,090
Class T	21,925	11,110
Class B	9,551	10,144
Class C	23,042	11,752
Dynamic Strategies	401,772	231,651
Institutional Class	19,194	10,967
Total	$ 503,490	$ 288,714

A For the period October 31, 2007 (commencement of operations) to December 31, 2007.

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2008	2007 A	2008	2007 A
Class A
Shares sold	1,160,004	163,734	$ 9,837,554	$ 1,624,963
Reinvestment of distributions	20,263	2,128	134,332	20,453
Shares redeemed	(331,059)	-	(2,473,413)	-
Net increase (decrease)	849,208	165,862	$ 7,498,473	$ 1,645,416
Class T
Shares sold	642,908	139,900	$ 5,393,832	$ 1,393,110
Reinvestment of distributions	13,180	1,749	87,857	16,804
Shares redeemed	(95,645)	-	(699,570)	-
Net increase (decrease)	560,443	141,649	$ 4,782,119	$ 1,409,914
Class B
Shares sold	106,371	126,797	$ 890,514	$ 1,267,319
Reinvestment of distributions	3,218	1,474	22,470	14,184
Shares redeemed	(19,250)	-	(136,733)	-
Net increase (decrease)	90,339	128,271	$ 776,251	$ 1,281,503
Class C
Shares sold	933,565	146,905	$ 7,341,737	$ 1,461,264
Reinvestment of distributions	14,035	1,705	92,913	16,383
Shares redeemed	(140,403)	-	(1,004,126)	-
Net increase (decrease)	807,197	148,610	$ 6,430,524	$ 1,477,647
Dynamic Strategies
Shares sold	12,807,772	2,984,859	$ 113,918,703	$ 29,128,984
Reinvestment of distributions	226,192	30,602	1,521,781	294,088
Shares redeemed	(5,448,715)	(36,952)	(44,147,027)	(357,083)
Net increase (decrease)	7,585,249	2,978,509	$ 71,293,457	$ 29,065,989
Institutional Class
Shares sold	636,795	137,083	$ 5,439,598	$ 1,367,175
Reinvestment of distributions	10,488	1,716	70,413	16,487
Shares redeemed	(240,864)	-	(1,665,799)	-
Net increase (decrease)	406,419	138,799	$ 3,844,212	$ 1,383,662

A For the period October 31, 2007 (commencement of operations) to December 31, 2007.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Dynamic Strategies Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Dynamic Strategies Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for the year ended and for the period from October 31, 2007 (commencement of operations) to December 31, 2007, and the financial highlights for the year ended and for the period from October 31, 2007 (commencement of operations) to December 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Dynamic Strategies Fund as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for the year ended and for the period from October 31, 2007 (commencement of operations) to December 31, 2007, and its financial highlights for the year ended and for the period from October 31, 2007 (commencement of operations) to December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

Annual Report

February 24, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. FMRC has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Annual Report

Trustees and Officers - continued

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for Michael E. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The Board of Trustees of Dynamic Strategies Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Dynamic Strategies	02/17/2009	02/13/2009	$0.01

The fund designates 1% and 30% of the dividends distributed in February and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research

(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional Operations Company, Inc.

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

DYS-UANN-0209
1.852672.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Dynamic StrategiesSM
Fund - Class A, Class T, Class B and Class C

Annual Report

December 31, 2008

Class A, Class T, Class B,
and Class C are classes
of Fidelity Dynamic
StrategiesSM Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2008	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-32.69%	-30.52%
Class T (incl. 3.50% sales charge)	-31.19%	-29.22%
Class B (incl. contingent deferred sales charge) B	-32.54%	-29.82%
Class C (incl. contingent deferred sales charge) C	-29.75%	-27.38%

A From October 31, 2007.

B Class B shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 5% and 4%, respectively.

C Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Dynamic Strategies Fund - Class A on October 31, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Andrew Dierdorf and Jurrien Timmer, Co-Portfolio Managers of Fidelity Advisor Dynamic StrategiesSM Fund

Stocks and higher-risk debt tumbled during the year ending December 31, 2008. Beginning in September, the U.S. economy spiraled downward, as several large financial institutions went bankrupt, were forced into acquisitions or were taken over by the federal government. The Federal Reserve Board facilitated many of these and other transactions, and also lowered the federal funds target rate seven times over the year, leaving it at 0.00% to 0.25% at period end. The stock market continued to perform erratically, however, and investors fled to the perceived safety of investment-grade bonds, particularly U.S. Treasuries. Amid this volatile environment, the investment-grade bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 5.24%, while the Standard & Poor's 500SM Index slid 37.00%. Other major equity benchmarks also had sizable losses for the 12-month period, including the Dow Jones Industrial AverageSM, which fell 31.93%, and the NASDAQ Composite® Index, which dropped 40.03%. In comparison, the sub-investment-grade high-yield bond market stumbled as well, with the Merrill Lynch® U.S. High Yield Master II Constrained Index declining 26.11%.

For the year, the fund's Class A, Class T, Class B and Class C shares returned -28.59%, -28.69%, -29.05% and -29.05%, respectively (excluding sales charges), outperforming the all-equities S&P 500®, its primary benchmark, but falling well short of its supplemental benchmark, the Fidelity Dynamic Strategies Composite Index, which posted a return of -18.16%. The fund underperformed the Composite index mostly as a result of subpar asset allocation decisions, including an underweighting in the relatively strong bond category, an overweighting in the weak equities group and an overweighting in short-term assets, which included a hefty out-of-index slug in commodities, which fell hard during the second half of the year. Within the bond sleeve, returns were further damaged by out-of-index allocations to Treasury Inflation-Protected Securities (TIPS) and high-yield bonds, neither of which performed well. In equities, the fund's allocations to lagging international equity funds and exchange traded funds (ETFs) hurt, while in the short-term bucket, the fund's sizable cash position helped, but not enough to offset its big out-of-index exposure to sagging commodities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)("the Underlying Funds"), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)("the Underlying Funds"), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Class A	.65%
Actual		$ 1,000.00	$ 723.80	$ 2.82
Hypothetical A		$ 1,000.00	$ 1,021.87	$ 3.30
Class T	.90%
Actual		$ 1,000.00	$ 723.50	$ 3.90
Hypothetical A		$ 1,000.00	$ 1,020.61	$ 4.57
Class B	1.40%
Actual		$ 1,000.00	$ 721.40	$ 6.06
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 7.10
Class C	1.40%
Actual		$ 1,000.00	$ 721.40	$ 6.06
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 7.10
Dynamic Strategies	.40%
Actual		$ 1,000.00	$ 725.40	$ 1.73
Hypothetical A		$ 1,000.00	$ 1,023.13	$ 2.03
Institutional Class	.40%
Actual		$ 1,000.00	$ 724.60	$ 1.73
Hypothetical A		$ 1,000.00	$ 1,023.13	$ 2.03

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each class' annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Portfolio Composition as of December 31, 2008**
% of fund's investments	% of fund's investments 6 months ago
Domestic Equity 25.4%	Domestic Equity 18.7%
Emerging Markets Equity 2.3%	Emerging Markets Equity 2.5%
High Yield Fixed-Income 6.8%	High Yield Fixed-Income 5.2%
International Equity 4.7%	International Equity 6.3%
Investment Grade Fixed-Income 24.2%	Investment Grade Fixed-Income 22.2%
Other 2.6%	Other 1.5%
Short-Term 5.3%	Short-Term 14.2%
Specialty * 28.7%	Specialty * 29.4%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.
* Includes equity sectors such as Communications, Financial, Health, Natural Resources, Precious Metals, Real Estate, Technology and Utilities.
Asset Allocation (% of fund's investments)**
As of December 31, 2008	As of June 30, 2008
Equities 61.1%	Equities 56.9%
Bonds 31.0%	Bonds 27.4%
Short-Term and Other 7.9%	Short-Term and Other 15.7%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

** Equities include ETFs, mutual funds and direct holdings in equity securities. Bonds include ETFs, mutual funds and fixed-income securities maturing in more than one year. Short-Term includes cash and cash equivalents and Other includes investments that do not fall into the Equity or Bond categories.

Annual Report

Investments December 31, 2008

Showing Percentage of Total Value of Investment in Securities

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 61.1%
	Shares	Value
Diversified Emerging Markets Funds - 2.6%
Fidelity Emerging Markets Fund (b)	31,137	$ 404,475
iShares MSCI Emerging Markets Index ETF	45,000	1,123,650
Market Vectors Africa Index ETF	4,500	95,445
Market Vectors Gulf States ETF (a)	7,500	143,925
PowerShares MENA Frontier Countries Portfolio ETF (a)	15,700	195,465
SPDR S&P BRIC 40 ETF	8,975	127,355
SPDR S&P Emerging Middle East & Africa ETF	7,500	320,100
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		2,410,415
Europe Stock Funds - 0.3%
Fidelity Europe Fund (b)	4,242	96,641
Market Vectors Russia ETF	9,400	122,858
SPDR S&P Emerging Europe ETF	3,300	80,322
TOTAL EUROPE STOCK FUNDS		299,821
Foreign Large Blend Funds - 1.2%
Fidelity Canada Fund (b)	8,052	282,290
iShares MSCI EAFE Index ETF	17,600	789,712
TOTAL FOREIGN LARGE BLEND FUNDS		1,072,002
Foreign Large Value Funds - 0.1%
PowerShares International Dividend Achievers ETF	5,413	56,891
Foreign Small Mid Growth Funds - 0.2%
Fidelity International Small Cap Opportunities Fund (b)	34,798	208,438
Japan Stock Funds - 0.0%
Fidelity Japan Fund (b)	2,878	25,674
Large Blend Funds - 22.5%
Fidelity Advisor 130/30 Large Cap Institutional Class (b)	270,819	1,741,364
Fidelity Disciplined Equity Fund (b)	154,576	2,691,176
Fidelity Mega Cap Stock Fund (b)	467,843	3,251,511
Fidelity Select Consumer Staples Portfolio (b)	36,919	1,882,486
Fidelity Select Industrials Portfolio (b)	121,554	1,597,226
PowerShares Buyback Achievers ETF	8,000	127,760
Rydex Russell Top 50 ETF	10,000	713,700
Equity Funds - continued
	Shares	Value
Large Blend Funds - continued
S&P Depositary Receipts Trust unit Series 1 ETF	96,200	$ 8,689,746
Ultra S&P 500 ProShares ETF	8,900	234,159
TOTAL LARGE BLEND FUNDS		20,929,128
Large Growth Funds - 1.8%
Fidelity Blue Chip Growth Fund (b)	10,660	280,473
Fidelity Select Consumer Discretionary Portfolio (b)	91,287	1,246,071
iShares Dow Jones US Consumer Services Sector Index ETF	3,300	139,755
TOTAL LARGE GROWTH FUNDS		1,666,299
Latin America Stock Funds - 0.5%
Fidelity Latin America Fund (b)	7,927	218,943
iShares MSCI Brazil Index ETF	7,400	258,260
TOTAL LATIN AMERICA STOCK FUNDS		477,203
Mid-Cap Blend Funds - 0.9%
Fidelity Leveraged Company Stock Fund (b)	18,189	262,646
Fidelity Select Defense & Aerospace Portfolio (b)	2,187	107,702
iShares Dow Jones U.S. Home Construction Index ETF	24,800	245,520
Market Vectors Environmental Services ETF	5,500	193,545
TOTAL MID-CAP BLEND FUNDS		809,413
Pacific Asia ex-Japan Stock Funds - 1.8%
Fidelity China Region Fund (b)	16,759	285,063
iPath MSCI India Index ETN (a)	5,510	174,336
iShares MSCI Australia Index ETF	6,550	91,766
iShares MSCI Hong Kong Index ETF	22,400	232,288
iShares MSCI South Korea Index ETF	2,783	77,618
iShares MSCI Taiwan Index ETF	9,200	69,828
SPDR S&P China ETF	17,300	782,998
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		1,713,897
Small Growth Funds - 0.2%
PowerShares Cleantech ETF	9,455	171,514
Specialty Funds - Communications - 0.5%
Fidelity Select Telecommunications Portfolio (b)	16,802	447,929
Equity Funds - continued
	Shares	Value
Specialty Funds - Financial - 4.1%
Fidelity Select Financial Services Portfolio (b)	43,125	$ 2,012,629
SPDR Financial Select Sector ETF	144,000	1,817,280
TOTAL SPECIALTY FUNDS - FINANCIAL		3,829,909
Specialty Funds - Health - 3.3%
Fidelity Select Biotechnology Portfolio (a)(b)	4,067	240,380
Fidelity Select Health Care Portfolio (b)	23,898	1,935,494
SPDR S&P Biotech ETF	16,621	892,880
TOTAL SPECIALTY FUNDS - HEALTH		3,068,754
Specialty Funds - Natural Resources - 11.0%
Claymore Oil Sands Sector ETF	15,442	138,340
Claymore S&P Global Water Index ETF	11,000	156,310
Fidelity Select Energy Portfolio (b)	59,639	1,793,955
Fidelity Select Energy Services Portfolio (b)	6,928	248,856
Fidelity Select Materials Portfolio (b)	13,552	412,799
Fidelity Select Natural Gas Portfolio (b)	16,458	331,965
First Trust ISE Water Index Fund ETF	8,300	129,480
First Trust ISE-Revere Natural Gas Index Fund ETF	25,600	301,568
GreenHaven Continuous Commodity Index ETF (a)	25,500	558,960
Horizons BetaPro DJ-AIG Agricultural Grains Bull Plus ETF (a)	7,500	144,859
Horizons BetaPro NYMEX Natural Gas Bull Plus ETF (a)	15,000	60,286
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index ETF	8,400	323,904
iShares S&P North American Natural Resources Sector Index ETF	15,627	395,676
Market Vectors Coal ETF	12,800	188,416
Market Vectors Global Alternative Energy ETF	5,700	133,095
Market Vectors Nuclear Energy ETF	2,258	44,415
Market Vectors RVE Hard Assets Producers ETF	7,127	169,765
Market Vectors Solar Energy ETF (a)	6,400	90,880
Market Vectors Steel ETF	1,400	41,174
PowerShares Global Clean Energy ETF	8,100	102,465
PowerShares Global Water ETF	17,000	225,590
PowerShares Global Wind Energy Portfolio ETF	10,200	119,850
PowerShares Water Resources Portfolio ETF	13,800	198,582
PowerShares WilderHill Clean Energy ETF	13,100	112,922
PowerShares WilderHill Progressive Energy ETF	8,000	118,080
SPDR Oil & Gas Equipment & Services ETF	35,900	613,890
SPDR S&P Oil & Gas Exploration & Production ETF	12,500	370,500
Equity Funds - continued
	Shares	Value
Specialty Funds - Natural Resources - continued
United States 12 Month Oil Fund LP ETF (a)	9,999	$ 297,370
United States Natural Gas Fund LP ETF (a)	70,300	1,628,851
United States Oil Fund LP ETF (a)	25,300	837,683
TOTAL SPECIALTY FUNDS - NATURAL RESOURCES		10,290,486
Specialty Funds - Precious Metals - 1.7%
Fidelity Select Gold Portfolio (b)	15,529	490,396
Horizons BetaPro COMEX Gold Bullion Bull Plus ETF (a)	72,000	966,943
Market Vectors Gold Miners ETF	4,624	156,661
TOTAL SPECIALTY FUNDS - PRECIOUS METALS		1,614,000
Specialty Funds - Real Estate - 0.8%
DJ Wilshire REIT ETF	8,300	336,399
Fidelity International Real Estate Fund (a)(b)	5,981	39,655
Fidelity Real Estate Income Fund (b)	19,570	129,359
Fidelity Real Estate Investment Portfolio (b)	6,813	106,359
iShares FTSE NAREIT Residential Index ETF	3,000	79,890
SPDR DJ Wilshire Global Real Estate ETF	3,000	77,040
TOTAL SPECIALTY FUNDS - REAL ESTATE		768,702
Specialty Funds - Technology - 5.4%
Fidelity Select Software & Computer Services Portfolio (a)(b)	1,169	54,948
Fidelity Select Technology Portfolio (b)	52,575	2,085,141
iShares Dow Jones US Technology Sector Index ETF	69,300	2,455,992
SPDR S&P Semiconductor ETF	17,800	429,870
TOTAL SPECIALTY FUNDS - TECHNOLOGY		5,025,951
Specialty Funds - Utilities - 1.9%
Fidelity Select Utilities Growth Portfolio (b)	24,856	1,000,691
iShares S&P Global Infrastructure Index ETF	4,000	119,640
iShares S&P Global Utilities Sector Index ETF	6,600	309,672
SPDR FTSE Macquarie Global Infrastructure 100 ETF	8,700	356,613
TOTAL SPECIALTY FUNDS - UTILITIES		1,786,616
World Stock Funds - 0.3%
Market Vectors Agribusiness ETF	10,000	278,500
TOTAL EQUITY FUNDS (Cost $86,864,854)		56,951,542
Fixed-Income Funds - 31.0%
	Shares	Value
Bank Loan Funds - 1.7%
Fidelity Floating Rate High Income Fund (b)	206,762	$ 1,567,255
Conservative Allocation Funds - 2.4%
Fidelity Strategic Real Return Fund (b)	322,704	2,213,747
Emerging Markets Bond Funds - 2.4%
Fidelity New Markets Income Fund (b)	201,851	2,268,805
High Yield Bond Funds - 2.7%
Fidelity High Income Fund (b)	236,694	1,429,631
iShares iBoxx $ High Yield Corporate Bond ETF	14,800	1,125,984
TOTAL HIGH YIELD BOND FUNDS		2,555,615
Inflation-Protected Bond Funds - 9.7%
Fidelity Inflation Protected Bond Fund (b)	860,608	9,036,387
Intermediate-Term Bond Funds - 12.1%
Fidelity Investment Grade Bond Fund (b)	1,768,424	11,229,491
TOTAL FIXED-INCOME FUNDS (Cost $33,155,090)		28,871,300
Other - 2.6%
World Bond Funds - 2.6%
CurrencyShares Australian Dollar Trust ETF	1,718	122,957
CurrencyShares Canadian Dollar Trust ETF	1,498	123,435
CurrencyShares Euro Trust ETF	1,069	149,542
CurrencyShares Japanese Yen Trust ETF (a)	1,421	155,997
CurrencyShares Mexican Peso Trust ETF	560	41,334
CurrencyShares Swiss Franc Trust ETF	1,775	166,921
PowerShares DB US Dollar Index Bearish ETF	5,758	150,687
SPDR DB International Government Inflation-Protected Bond ETF	21,400	1,028,270
WisdomTree Dreyfus Brazilian Real ETF	7,600	152,076
WisdomTree Dreyfus Chinese Yuan ETF	7,700	191,807
WisdomTree Dreyfus Indian Rupee ETF	7,700	177,716
TOTAL OTHER (Cost $2,817,142)		2,460,742
Cash Equivalents - 1.9%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.01%, dated 12/31/08 due 1/2/09 (Collateralized by U.S. Treasury Obligations) # (Cost $1,748,000)	$ 1,748,000	$ 1,748,000
Short-Term Funds - 3.4%
Shares
Fidelity Institutional Money Market Portfolio Institutional Class (b) (Cost $3,199,538)	3,199,538	3,199,538
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $127,784,624)		$ 93,231,122
Legend
(a) Non-income producing
(b) Affiliated company
Security Type Abbreviations
ETF - Exchange-Traded Funds
ETN - Exchange-Traded Note
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,748,000 due 1/02/09 at 0.01%
BNP Paribas Securities Corp.	$ 6,139
Banc of America Securities LLC	184,645
Goldman, Sachs & Co.	1,173,665
UBS Securities LLC	383,551
$ 1,748,000
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ -	$ 3,056,544	$ 260,799	$ 9,397	$ 1,741,364
Fidelity Blue Chip Growth Fund	444,481	456,028	377,611	4,228	280,473
Fidelity Canada Fund	169,084	370,324	60,847	1,095	282,290
Fund	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
Fidelity China Region Fund	$ 142,380	$ 385,937	$ 58,886	$ 2,759	$ 285,063
Fidelity Disciplined Equity Fund	717,241	3,810,586	418,138	37,984	2,691,176
Fidelity Emerging Markets Fund	297,782	754,212	109,581	7,086	404,475
Fidelity Europe Fund	345,247	351,358	409,004	3,046	96,641
Fidelity Floating Rate High Income Fund	609,666	1,570,978	237,803	72,051	1,567,255
Fidelity High Income Fund	607,690	1,614,502	235,130	112,508	1,429,631
Fidelity Inflation Protected Bond Fund	3,642,705	7,858,316	1,739,371	114,010	9,036,387
Fidelity Institutional Money Market Portfolio Institutional Class	1,603,844	22,260,692	20,664,998	194,153	3,199,538
Fidelity International Real Estate Fund	280,906	151,811	221,082	-	39,655
Fidelity International Small Cap Opportunities Fund	137,234	375,909	54,789	103	208,438
Fidelity Investment Grade Bond Fund	3,981,503	10,092,788	1,594,843	447,661	11,229,491
Fidelity Japan Fund	339,403	351,951	536,590	364	25,674
Fidelity Latin America Fund	148,712	385,353	58,759	3,485	218,943
Fidelity Leveraged Company Stock Fund	175,313	527,944	135,595	2,408	262,646
Fidelity Mega Cap Stock Fund	248,246	4,891,383	392,919	50,590	3,251,511
Fidelity New Markets Income Fund	917,387	2,364,075	345,249	127,669	2,268,805
Fidelity Real Estate Income Fund	299,331	175,286	232,190	19,629	129,359
Fidelity Real Estate Investment Portfolio	277,123	159,799	229,013	4,939	106,359
Fidelity Select Biotechnology Portfolio	337,279	355,554	420,112	-	240,380
Fund	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
Fidelity Select Consumer Discretionary Portfolio	$ 461,775	$ 1,491,830	$ 165,329	$ 7,139	$ 1,246,071
Fidelity Select Consumer Staples Portfolio	524,718	2,009,040	228,578	23,655	1,882,486
Fidelity Select Defense & Aerospace Portfolio	344,605	390,997	411,206	1,774	107,702
Fidelity Select Energy Portfolio	662,466	2,880,222	275,616	199	1,793,955
Fidelity Select Energy Services Portfolio	185,066	545,040	65,435	-	248,856
Fidelity Select Financial Services Portfolio	988,074	2,854,263	294,452	48,768	2,012,629
Fidelity Select Gold Portfolio	156,080	530,972	67,899	-	490,396
Fidelity Select Health Care Portfolio	631,545	2,238,632	241,117	7,066	1,935,494
Fidelity Select Industrials Portfolio	607,200	2,086,834	219,999	16,431	1,597,226
Fidelity Select Materials Portfolio	176,730	648,755	68,769	2,637	412,799
Fidelity Select Natural Gas Portfolio	16,861	878,245	121,606	-	331,965
Fidelity Select Software & Computer Services Portfolio	362,234	174,501	335,220	-	54,948
Fidelity Select Technology Portfolio	852,533	3,025,592	311,941	5,352	2,085,141
Fidelity Select Telecommunications Portfolio	189,360	601,142	62,381	8,597	447,929
Fidelity Select Utilities Growth Portfolio	183,689	1,386,788	140,655	20,071	1,000,691
Fidelity Strategic Real Return Fund	1,072,188	2,575,100	396,947	103,900	2,213,747
Total	$ 23,137,681	$ 86,639,283	$ 32,200,459	$ 1,460,754	$ 56,857,589
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 93,231,122	$ 91,483,122	$ 1,748,000	$ -
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $907,304 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2008

Assets
Investment in securities, at value (including repurchase agreements of $1,748,000) - See accompanying schedule: Unaffiliated Underlying Funds (cost $49,853,854)	$ 34,625,533
Affiliated Underlying Funds (cost $76,182,770)	56,857,589
Unaffiliated issuers (cost $1,748,000)	1,748,000
Total Investments (cost $127,784,624)		$ 93,231,122
Cash		376
Receivable for investments sold		6
Receivable for fund shares sold		1,397,520
Dividends receivable		274,254
Total assets		94,903,278

Liabilities
Payable for investments purchased	$ 589,663
Payable for fund shares redeemed	652,433
Accrued management fee	29,515
Distribution fees payable	8,592
Total liabilities		1,280,203

Net Assets		$ 93,623,075
Net Assets consist of:
Paid in capital		$ 130,889,169
Undistributed net investment income		23,407
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,735,995)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(34,553,506)
Net Assets		$ 93,623,075

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,785,734 ÷ 1,015,070 shares)	$ 6.68

Maximum offering price per share (100/94.25 of $6.68)	$ 7.09
Class T: Net Asset Value and redemption price per share ($4,688,180 ÷ 702,092 shares)	$ 6.68

Maximum offering price per share (100/96.50 of $6.68)	$ 6.92
Class B: Net Asset Value and offering price per share ($1,462,516 ÷ 218,610 shares)A	$ 6.69

Class C: Net Asset Value and offering price per share ($6,364,669 ÷ 955,807 shares)A	$ 6.66

Dynamic Strategies: Net Asset Value, offering price and redemption price per share ($70,673,954 ÷ 10,563,758 shares)	$ 6.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,648,022 ÷ 545,218 shares)	$ 6.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2008
Investment Income
Dividends from underlying funds:
Unaffiliated		$ 577,880
Affiliated		1,460,754
Interest		43,766
Total income		2,082,400

Expenses
Management fee	$ 429,094
Distribution fees	70,114
Independent trustees' compensation	328
Miscellaneous	110
Total expenses before reductions	499,646
Expense reductions	(88,591)	411,055
Net investment income (loss)		1,671,345
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying fund shares:
Unaffiliated	(679,817)
Affiliated	(2,194,513)
Investment not meeting investment restrictions	1,181
Foreign currency transactions	3,023
Realized gain distributions from underlying funds:
Unaffiliated	4,165
Affiliated	448,405
Total net realized gain (loss)		(2,417,556)
Change in net unrealized appreciation (depreciation) on: Investment securities	(33,594,310)
Assets and liabilities in foreign currencies	(4)
Total change in net unrealized appreciation (depreciation)		(33,594,314)
Net gain (loss)		(36,011,870)
Net increase (decrease) in net assets resulting from operations		$ (34,340,525)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2008	For the period October 31, 2007 (Commencement of operations) to December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,671,345	$ 172,315
Net realized gain (loss)	(2,417,556)	485,304
Change in net unrealized appreciation (depreciation)	(33,594,314)	(959,192)
Net increase (decrease) in net assets resulting from operations	(34,340,525)	(301,573)
Distributions to shareholders from net investment income	(1,661,077)	(170,713)
Distributions to shareholders from net realized gain	(503,490)	(288,714)
Total distributions	(2,164,567)	(459,427)
Share transactions - net increase (decrease)	94,625,036	36,264,131
Total increase (decrease) in net assets	58,119,944	35,503,131

Net Assets
Beginning of period	35,503,131	-
End of period (including undistributed net investment income of $23,407 and undistributed net investment income of $1,602, respectively)	$ 93,623,075	$ 35,503,131

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.06
Net realized and unrealized gain (loss)	(2.88)	(.34)
Total from investment operations	(2.73)	(.28)
Distributions from net investment income	(.12)	(.05)
Distributions from net realized gain	(.06)	(.08)
Total distributions	(.18)	(.13)
Net asset value, end of period	$ 6.68	$ 9.59
Total Return B, C, D	(28.59)%	(2.85)%
Ratios to Average Net Assets F, I
Expenses before reductions	.75%	.75% A
Expenses net of fee waivers, if any	.65%	.65% A
Expenses net of all reductions	.65%	.65% A
Net investment income (loss)	1.78%	3.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,786	$ 1,591
Portfolio turnover rate G	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G Amount does not include the activity of the underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.06
Net realized and unrealized gain (loss)	(2.86)	(.35)
Total from investment operations	(2.74)	(.29)
Distributions from net investment income	(.11)	(.04)
Distributions from net realized gain	(.06)	(.08)
Total distributions	(.17)	(.12)
Net asset value, end of period	$ 6.68	$ 9.59
Total Return B, C, D	(28.69)%	(2.89)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	.90%	.90% A
Expenses net of all reductions	.90%	.90% A
Net investment income (loss)	1.53%	3.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,688	$ 1,358
Portfolio turnover rate G	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G Amount does not include the activity of the underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.05
Net realized and unrealized gain (loss)	(2.87)	(.35)
Total from investment operations	(2.78)	(.30)
Distributions from net investment income	(.06)	(.03)
Distributions from net realized gain	(.06)	(.08)
Total distributions	(.12)	(.11)
Net asset value, end of period	$ 6.69	$ 9.59
Total Return B, C, D	(29.05)%	(2.98)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50%	1.50% A
Expenses net of fee waivers, if any	1.40%	1.40% A
Expenses net of all reductions	1.40%	1.40% A
Net investment income (loss)	1.03%	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,463	$ 1,231
Portfolio turnover rate G	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G Amount does not include the activity of the underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.05
Net realized and unrealized gain (loss)	(2.86)	(.35)
Total from investment operations	(2.78)	(.30)
Distributions from net investment income	(.09)	(.03)
Distributions from net realized gain	(.06)	(.08)
Total distributions	(.15)	(.11)
Net asset value, end of period	$ 6.66	$ 9.59
Total Return B, C, D	(29.05)%	(2.96)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50%	1.50% A
Expenses net of fee waivers, if any	1.40%	1.40% A
Expenses net of all reductions	1.40%	1.40% A
Net investment income (loss)	1.03%	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,365	$ 1,425
Portfolio turnover rate G	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G Amount does not include the activity of the underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Dynamic Strategies

Years ended December 31,

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.06
Net realized and unrealized gain (loss)	(2.88)	(.34)
Total from investment operations	(2.71)	(.28)
Distributions from net investment income	(.13)	(.05)
Distributions from net realized gain	(.06)	(.08)
Total distributions	(.19)	(.13)
Net asset value, end of period	$ 6.69	$ 9.59
Total Return B, C	(28.35)%	(2.81)%
Ratios to Average Net Assets E, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.40%	.40% A
Expenses net of all reductions	.40%	.40% A
Net investment income (loss)	2.03%	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,674	$ 28,567
Portfolio turnover rate F	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

F Amount does not include the activity of the underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.07
Net realized and unrealized gain (loss)	(2.88)	(.35)
Total from investment operations	(2.71)	(.28)
Distributions from net investment income	(.13)	(.05)
Distributions from net realized gain	(.06)	(.08)
Total distributions	(.19)	(.13)
Net asset value, end of period	$ 6.69	$ 9.59
Total ReturnB, C	(28.35)%	(2.81)%
Ratios to Average Net Assets E, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.40%	.40% A
Expenses net of all reductions	.40%	.40% A
Net investment income (loss)	2.03%	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,648	$ 1,331
Portfolio turnover rate F	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

F Amount does not include the activity of the underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2008

1. Organization.

Fidelity Dynamic Strategies Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds and exchange-traded funds (ETFs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class B, Class C, Dynamic Strategies, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments in affiliated Underlying Funds are valued at their net asset value (NAV) each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. ETFs are valued at their last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, ETFs are valued at the last quoted bid price. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the affiliated Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships (including allocations from the Underlying Funds), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 491,105
Unrealized depreciation	(36,704,102)
Net unrealized appreciation (depreciation)	(36,212,997)
Undistributed ordinary income	101,936
Capital loss carryforward	(907,304)

Cost for federal income tax purposes	$ 129,444,119

The tax character of distributions paid was as follows:

	December 31, 2008	December 31, 2007
Ordinary Income	$ 2,106,873	$ 170,713
Long-term Capital Gains	57,694	288,715
Total	$ 2,164,567	$ 459,428

Annual Report

Notes to Financial Statements - continued

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the affiliated Underlying Fund shares), other than short-term securities, aggregated $152,276,630 and $58,505,623, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to FMRC. The management fee is computed at an annual rate of .50% of the Fund's average net assets. FMRC, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until February 28, 2010.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 11,561	$ 3,362
Class T	.25%	.25%	14,994	5,312
Class B	.75%	.25%	13,801	13,063
Class C	.75%	.25%	29,758	23,936
			$ 70,114	$ 45,673

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,878
Class T	2,949
Class C*	1,134
$ 14,961

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,326 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $110 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2009. During the period, this management fee waiver reduced the Fund's management fee by $87,424.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, those credits reduced the Fund's management fee by $1,167.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 15% of the total outstanding shares of the Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2008	2007 A
From net investment income
Class A	$ 111,175	$ 7,363
Class T	71,625	5,694
Class B	13,176	4,058
Class C	75,755	4,995
Dynamic Strategies	1,323,154	141,886
Institutional Class	66,192	6,717
Total	$ 1,661,077	$ 170,713
From net realized gain
Class A	$ 28,006	$ 13,090
Class T	21,925	11,110
Class B	9,551	10,144
Class C	23,042	11,752
Dynamic Strategies	401,772	231,651
Institutional Class	19,194	10,967
Total	$ 503,490	$ 288,714

A For the period October 31, 2007 (commencement of operations) to December 31, 2007.

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2008	2007 A	2008	2007 A
Class A
Shares sold	1,160,004	163,734	$ 9,837,554	$ 1,624,963
Reinvestment of distributions	20,263	2,128	134,332	20,453
Shares redeemed	(331,059)	-	(2,473,413)	-
Net increase (decrease)	849,208	165,862	$ 7,498,473	$ 1,645,416
Class T
Shares sold	642,908	139,900	$ 5,393,832	$ 1,393,110
Reinvestment of distributions	13,180	1,749	87,857	16,804
Shares redeemed	(95,645)	-	(699,570)	-
Net increase (decrease)	560,443	141,649	$ 4,782,119	$ 1,409,914
Class B
Shares sold	106,371	126,797	$ 890,514	$ 1,267,319
Reinvestment of distributions	3,218	1,474	22,470	14,184
Shares redeemed	(19,250)	-	(136,733)	-
Net increase (decrease)	90,339	128,271	$ 776,251	$ 1,281,503
Class C
Shares sold	933,565	146,905	$ 7,341,737	$ 1,461,264
Reinvestment of distributions	14,035	1,705	92,913	16,383
Shares redeemed	(140,403)	-	(1,004,126)	-
Net increase (decrease)	807,197	148,610	$ 6,430,524	$ 1,477,647
Dynamic Strategies
Shares sold	12,807,772	2,984,859	$ 113,918,703	$ 29,128,984
Reinvestment of distributions	226,192	30,602	1,521,781	294,088
Shares redeemed	(5,448,715)	(36,952)	(44,147,027)	(357,083)
Net increase (decrease)	7,585,249	2,978,509	$ 71,293,457	$ 29,065,989
Institutional Class
Shares sold	636,795	137,083	$ 5,439,598	$ 1,367,175
Reinvestment of distributions	10,488	1,716	70,413	16,487
Shares redeemed	(240,864)	-	(1,665,799)	-
Net increase (decrease)	406,419	138,799	$ 3,844,212	$ 1,383,662

A For the period October 31, 2007 (commencement of operations) to December 31, 2007.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Dynamic Strategies Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Dynamic Strategies Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for the year ended and for the period from October 31, 2007 (commencement of operations) to December 31, 2007, and the financial highlights for the year ended and for the period from October 31, 2007 (commencement of operations) to December 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Dynamic Strategies Fund as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for the year ended and for the period from October 31, 2007 (commencement of operations) to December 31, 2007, and its financial highlights for the year ended and for the period from October 31, 2007 (commencement of operations) to December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

Annual Report

Distributions

February 24, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. FMRC has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Annual Report

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for Michael E. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-
2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-
2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The Board of Trustees of Dynamic Strategies Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	02/17/2009	02/13/2009	$0.01

Class T	02/17/2009	02/13/2009	$0.01

Class B	02/17/2009	02/13/2009	$0.01

Class C	02/17/2009	02/13/2009	$0.01

Class A designates 1% and 33%; Class T designates 1% and 35%; Class B designates 1% and 54%; Class C designates 1% and 40% of dividends distributed in February and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ADYS-UANN-0209
1.852689.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Dynamic StrategiesSM
Fund - Institutional Class

Annual Report

December 31, 2008

Institutional Class is a class
of Fidelity Dynamic
StrategiesSM Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2008	Past 1 year	Life of fund A
Institutional Class	-28.35%	-26.67%

A From October 31, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Dynamic Strategies Fund - Institutional Class on October 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Andrew Dierdorf and Jurrien Timmer, Co-Portfolio Managers of Fidelity Advisor Dynamic StrategiesSM Fund

Stocks and higher-risk debt tumbled during the year ending December 31, 2008. Beginning in September, the U.S. economy spiraled downward, as several large financial institutions went bankrupt, were forced into acquisitions or were taken over by the federal government. The Federal Reserve Board facilitated many of these and other transactions, and also lowered the federal funds target rate seven times over the year, leaving it at 0.00% to 0.25% at period end. The stock market continued to perform erratically, however, and investors fled to the perceived safety of investment-grade bonds, particularly U.S. Treasuries. Amid this volatile environment, the investment-grade bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 5.24%, while the Standard & Poor's 500SM Index slid 37.00%. Other major equity benchmarks also had sizable losses for the 12-month period, including the Dow Jones Industrial AverageSM, which fell 31.93%, and the NASDAQ Composite® Index, which dropped 40.03%. In comparison, the sub-investment-grade high-yield bond market stumbled as well, with the Merrill Lynch® U.S. High Yield Master II Constrained Index declining 26.11%.

The fund's Institutional Class shares returned -28.35% for the year, outperforming the all-equities S&P 500®, its primary benchmark, but falling well short of its supplemental benchmark, the Fidelity Dynamic Strategies Composite Index, which posted a return of -18.16%. The fund underperformed the Composite index mostly as a result of subpar asset allocation decisions, including an underweighting in the relatively strong bond category, an overweighting in the weak equities group and an overweighting in short-term assets, which included a hefty out-of-index slug in commodities, which fell hard during the second half of the year. Within the bond sleeve, returns were further damaged by out-of-index allocations to Treasury Inflation-Protected Securities (TIPS) and high-yield bonds, neither of which performed well. In equities, the fund's allocations to lagging international equity funds and exchange traded funds (ETFs) hurt, while in the short-term bucket, the fund's sizable cash position helped, but not enough to offset its big out-of-index exposure to sagging commodities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)("the Underlying Funds"), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)("the Underlying Funds"), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Class A	.65%
Actual		$ 1,000.00	$ 723.80	$ 2.82
Hypothetical A		$ 1,000.00	$ 1,021.87	$ 3.30
Class T	.90%
Actual		$ 1,000.00	$ 723.50	$ 3.90
Hypothetical A		$ 1,000.00	$ 1,020.61	$ 4.57
Class B	1.40%
Actual		$ 1,000.00	$ 721.40	$ 6.06
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 7.10
Class C	1.40%
Actual		$ 1,000.00	$ 721.40	$ 6.06
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 7.10
Dynamic Strategies	.40%
Actual		$ 1,000.00	$ 725.40	$ 1.73
Hypothetical A		$ 1,000.00	$ 1,023.13	$ 2.03
Institutional Class	.40%
Actual		$ 1,000.00	$ 724.60	$ 1.73
Hypothetical A		$ 1,000.00	$ 1,023.13	$ 2.03

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each class' annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Portfolio Composition as of December 31, 2008**
% of fund's investments	% of fund's investments 6 months ago
Domestic Equity 25.4%	Domestic Equity 18.7%
Emerging Markets Equity 2.3%	Emerging Markets Equity 2.5%
High Yield Fixed-Income 6.8%	High Yield Fixed-Income 5.2%
International Equity 4.7%	International Equity 6.3%
Investment Grade Fixed-Income 24.2%	Investment Grade Fixed-Income 22.2%
Other 2.6%	Other 1.5%
Short-Term 5.3%	Short-Term 14.2%
Specialty * 28.7%	Specialty * 29.4%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.
* Includes equity sectors such as Communications, Financial, Health, Natural Resources, Precious Metals, Real Estate, Technology and Utilities.
Asset Allocation (% of fund's investments)**
As of December 31, 2008	As of June 30, 2008
Equities 61.1%	Equities 56.9%
Bonds 31.0%	Bonds 27.4%
Short-Term and Other 7.9%	Short-Term and Other 15.7%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

** Equities include ETFs, mutual funds and direct holdings in equity securities. Bonds include ETFs, mutual funds and fixed-income securities maturing in more than one year. Short-Term includes cash and cash equivalents and Other includes investments that do not fall into the Equity or Bond categories.

Annual Report

Investments December 31, 2008

Showing Percentage of Total Value of Investment in Securities

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 61.1%
	Shares	Value
Diversified Emerging Markets Funds - 2.6%
Fidelity Emerging Markets Fund (b)	31,137	$ 404,475
iShares MSCI Emerging Markets Index ETF	45,000	1,123,650
Market Vectors Africa Index ETF	4,500	95,445
Market Vectors Gulf States ETF (a)	7,500	143,925
PowerShares MENA Frontier Countries Portfolio ETF (a)	15,700	195,465
SPDR S&P BRIC 40 ETF	8,975	127,355
SPDR S&P Emerging Middle East & Africa ETF	7,500	320,100
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		2,410,415
Europe Stock Funds - 0.3%
Fidelity Europe Fund (b)	4,242	96,641
Market Vectors Russia ETF	9,400	122,858
SPDR S&P Emerging Europe ETF	3,300	80,322
TOTAL EUROPE STOCK FUNDS		299,821
Foreign Large Blend Funds - 1.2%
Fidelity Canada Fund (b)	8,052	282,290
iShares MSCI EAFE Index ETF	17,600	789,712
TOTAL FOREIGN LARGE BLEND FUNDS		1,072,002
Foreign Large Value Funds - 0.1%
PowerShares International Dividend Achievers ETF	5,413	56,891
Foreign Small Mid Growth Funds - 0.2%
Fidelity International Small Cap Opportunities Fund (b)	34,798	208,438
Japan Stock Funds - 0.0%
Fidelity Japan Fund (b)	2,878	25,674
Large Blend Funds - 22.5%
Fidelity Advisor 130/30 Large Cap Institutional Class (b)	270,819	1,741,364
Fidelity Disciplined Equity Fund (b)	154,576	2,691,176
Fidelity Mega Cap Stock Fund (b)	467,843	3,251,511
Fidelity Select Consumer Staples Portfolio (b)	36,919	1,882,486
Fidelity Select Industrials Portfolio (b)	121,554	1,597,226
PowerShares Buyback Achievers ETF	8,000	127,760
Rydex Russell Top 50 ETF	10,000	713,700
Equity Funds - continued
	Shares	Value
Large Blend Funds - continued
S&P Depositary Receipts Trust unit Series 1 ETF	96,200	$ 8,689,746
Ultra S&P 500 ProShares ETF	8,900	234,159
TOTAL LARGE BLEND FUNDS		20,929,128
Large Growth Funds - 1.8%
Fidelity Blue Chip Growth Fund (b)	10,660	280,473
Fidelity Select Consumer Discretionary Portfolio (b)	91,287	1,246,071
iShares Dow Jones US Consumer Services Sector Index ETF	3,300	139,755
TOTAL LARGE GROWTH FUNDS		1,666,299
Latin America Stock Funds - 0.5%
Fidelity Latin America Fund (b)	7,927	218,943
iShares MSCI Brazil Index ETF	7,400	258,260
TOTAL LATIN AMERICA STOCK FUNDS		477,203
Mid-Cap Blend Funds - 0.9%
Fidelity Leveraged Company Stock Fund (b)	18,189	262,646
Fidelity Select Defense & Aerospace Portfolio (b)	2,187	107,702
iShares Dow Jones U.S. Home Construction Index ETF	24,800	245,520
Market Vectors Environmental Services ETF	5,500	193,545
TOTAL MID-CAP BLEND FUNDS		809,413
Pacific Asia ex-Japan Stock Funds - 1.8%
Fidelity China Region Fund (b)	16,759	285,063
iPath MSCI India Index ETN (a)	5,510	174,336
iShares MSCI Australia Index ETF	6,550	91,766
iShares MSCI Hong Kong Index ETF	22,400	232,288
iShares MSCI South Korea Index ETF	2,783	77,618
iShares MSCI Taiwan Index ETF	9,200	69,828
SPDR S&P China ETF	17,300	782,998
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		1,713,897
Small Growth Funds - 0.2%
PowerShares Cleantech ETF	9,455	171,514
Specialty Funds - Communications - 0.5%
Fidelity Select Telecommunications Portfolio (b)	16,802	447,929
Equity Funds - continued
	Shares	Value
Specialty Funds - Financial - 4.1%
Fidelity Select Financial Services Portfolio (b)	43,125	$ 2,012,629
SPDR Financial Select Sector ETF	144,000	1,817,280
TOTAL SPECIALTY FUNDS - FINANCIAL		3,829,909
Specialty Funds - Health - 3.3%
Fidelity Select Biotechnology Portfolio (a)(b)	4,067	240,380
Fidelity Select Health Care Portfolio (b)	23,898	1,935,494
SPDR S&P Biotech ETF	16,621	892,880
TOTAL SPECIALTY FUNDS - HEALTH		3,068,754
Specialty Funds - Natural Resources - 11.0%
Claymore Oil Sands Sector ETF	15,442	138,340
Claymore S&P Global Water Index ETF	11,000	156,310
Fidelity Select Energy Portfolio (b)	59,639	1,793,955
Fidelity Select Energy Services Portfolio (b)	6,928	248,856
Fidelity Select Materials Portfolio (b)	13,552	412,799
Fidelity Select Natural Gas Portfolio (b)	16,458	331,965
First Trust ISE Water Index Fund ETF	8,300	129,480
First Trust ISE-Revere Natural Gas Index Fund ETF	25,600	301,568
GreenHaven Continuous Commodity Index ETF (a)	25,500	558,960
Horizons BetaPro DJ-AIG Agricultural Grains Bull Plus ETF (a)	7,500	144,859
Horizons BetaPro NYMEX Natural Gas Bull Plus ETF (a)	15,000	60,286
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index ETF	8,400	323,904
iShares S&P North American Natural Resources Sector Index ETF	15,627	395,676
Market Vectors Coal ETF	12,800	188,416
Market Vectors Global Alternative Energy ETF	5,700	133,095
Market Vectors Nuclear Energy ETF	2,258	44,415
Market Vectors RVE Hard Assets Producers ETF	7,127	169,765
Market Vectors Solar Energy ETF (a)	6,400	90,880
Market Vectors Steel ETF	1,400	41,174
PowerShares Global Clean Energy ETF	8,100	102,465
PowerShares Global Water ETF	17,000	225,590
PowerShares Global Wind Energy Portfolio ETF	10,200	119,850
PowerShares Water Resources Portfolio ETF	13,800	198,582
PowerShares WilderHill Clean Energy ETF	13,100	112,922
PowerShares WilderHill Progressive Energy ETF	8,000	118,080
SPDR Oil & Gas Equipment & Services ETF	35,900	613,890
SPDR S&P Oil & Gas Exploration & Production ETF	12,500	370,500
Equity Funds - continued
	Shares	Value
Specialty Funds - Natural Resources - continued
United States 12 Month Oil Fund LP ETF (a)	9,999	$ 297,370
United States Natural Gas Fund LP ETF (a)	70,300	1,628,851
United States Oil Fund LP ETF (a)	25,300	837,683
TOTAL SPECIALTY FUNDS - NATURAL RESOURCES		10,290,486
Specialty Funds - Precious Metals - 1.7%
Fidelity Select Gold Portfolio (b)	15,529	490,396
Horizons BetaPro COMEX Gold Bullion Bull Plus ETF (a)	72,000	966,943
Market Vectors Gold Miners ETF	4,624	156,661
TOTAL SPECIALTY FUNDS - PRECIOUS METALS		1,614,000
Specialty Funds - Real Estate - 0.8%
DJ Wilshire REIT ETF	8,300	336,399
Fidelity International Real Estate Fund (a)(b)	5,981	39,655
Fidelity Real Estate Income Fund (b)	19,570	129,359
Fidelity Real Estate Investment Portfolio (b)	6,813	106,359
iShares FTSE NAREIT Residential Index ETF	3,000	79,890
SPDR DJ Wilshire Global Real Estate ETF	3,000	77,040
TOTAL SPECIALTY FUNDS - REAL ESTATE		768,702
Specialty Funds - Technology - 5.4%
Fidelity Select Software & Computer Services Portfolio (a)(b)	1,169	54,948
Fidelity Select Technology Portfolio (b)	52,575	2,085,141
iShares Dow Jones US Technology Sector Index ETF	69,300	2,455,992
SPDR S&P Semiconductor ETF	17,800	429,870
TOTAL SPECIALTY FUNDS - TECHNOLOGY		5,025,951
Specialty Funds - Utilities - 1.9%
Fidelity Select Utilities Growth Portfolio (b)	24,856	1,000,691
iShares S&P Global Infrastructure Index ETF	4,000	119,640
iShares S&P Global Utilities Sector Index ETF	6,600	309,672
SPDR FTSE Macquarie Global Infrastructure 100 ETF	8,700	356,613
TOTAL SPECIALTY FUNDS - UTILITIES		1,786,616
World Stock Funds - 0.3%
Market Vectors Agribusiness ETF	10,000	278,500
TOTAL EQUITY FUNDS (Cost $86,864,854)		56,951,542
Fixed-Income Funds - 31.0%
	Shares	Value
Bank Loan Funds - 1.7%
Fidelity Floating Rate High Income Fund (b)	206,762	$ 1,567,255
Conservative Allocation Funds - 2.4%
Fidelity Strategic Real Return Fund (b)	322,704	2,213,747
Emerging Markets Bond Funds - 2.4%
Fidelity New Markets Income Fund (b)	201,851	2,268,805
High Yield Bond Funds - 2.7%
Fidelity High Income Fund (b)	236,694	1,429,631
iShares iBoxx $ High Yield Corporate Bond ETF	14,800	1,125,984
TOTAL HIGH YIELD BOND FUNDS		2,555,615
Inflation-Protected Bond Funds - 9.7%
Fidelity Inflation Protected Bond Fund (b)	860,608	9,036,387
Intermediate-Term Bond Funds - 12.1%
Fidelity Investment Grade Bond Fund (b)	1,768,424	11,229,491
TOTAL FIXED-INCOME FUNDS (Cost $33,155,090)		28,871,300
Other - 2.6%
World Bond Funds - 2.6%
CurrencyShares Australian Dollar Trust ETF	1,718	122,957
CurrencyShares Canadian Dollar Trust ETF	1,498	123,435
CurrencyShares Euro Trust ETF	1,069	149,542
CurrencyShares Japanese Yen Trust ETF (a)	1,421	155,997
CurrencyShares Mexican Peso Trust ETF	560	41,334
CurrencyShares Swiss Franc Trust ETF	1,775	166,921
PowerShares DB US Dollar Index Bearish ETF	5,758	150,687
SPDR DB International Government Inflation-Protected Bond ETF	21,400	1,028,270
WisdomTree Dreyfus Brazilian Real ETF	7,600	152,076
WisdomTree Dreyfus Chinese Yuan ETF	7,700	191,807
WisdomTree Dreyfus Indian Rupee ETF	7,700	177,716
TOTAL OTHER (Cost $2,817,142)		2,460,742
Cash Equivalents - 1.9%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.01%, dated 12/31/08 due 1/2/09 (Collateralized by U.S. Treasury Obligations) # (Cost $1,748,000)	$ 1,748,000	$ 1,748,000
Short-Term Funds - 3.4%
Shares
Fidelity Institutional Money Market Portfolio Institutional Class (b) (Cost $3,199,538)	3,199,538	3,199,538
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $127,784,624)		$ 93,231,122
Legend
(a) Non-income producing
(b) Affiliated company
Security Type Abbreviations
ETF - Exchange-Traded Funds
ETN - Exchange-Traded Note
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,748,000 due 1/02/09 at 0.01%
BNP Paribas Securities Corp.	$ 6,139
Banc of America Securities LLC	184,645
Goldman, Sachs & Co.	1,173,665
UBS Securities LLC	383,551
$ 1,748,000
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ -	$ 3,056,544	$ 260,799	$ 9,397	$ 1,741,364
Fidelity Blue Chip Growth Fund	444,481	456,028	377,611	4,228	280,473
Fidelity Canada Fund	169,084	370,324	60,847	1,095	282,290
Fund	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
Fidelity China Region Fund	$ 142,380	$ 385,937	$ 58,886	$ 2,759	$ 285,063
Fidelity Disciplined Equity Fund	717,241	3,810,586	418,138	37,984	2,691,176
Fidelity Emerging Markets Fund	297,782	754,212	109,581	7,086	404,475
Fidelity Europe Fund	345,247	351,358	409,004	3,046	96,641
Fidelity Floating Rate High Income Fund	609,666	1,570,978	237,803	72,051	1,567,255
Fidelity High Income Fund	607,690	1,614,502	235,130	112,508	1,429,631
Fidelity Inflation Protected Bond Fund	3,642,705	7,858,316	1,739,371	114,010	9,036,387
Fidelity Institutional Money Market Portfolio Institutional Class	1,603,844	22,260,692	20,664,998	194,153	3,199,538
Fidelity International Real Estate Fund	280,906	151,811	221,082	-	39,655
Fidelity International Small Cap Opportunities Fund	137,234	375,909	54,789	103	208,438
Fidelity Investment Grade Bond Fund	3,981,503	10,092,788	1,594,843	447,661	11,229,491
Fidelity Japan Fund	339,403	351,951	536,590	364	25,674
Fidelity Latin America Fund	148,712	385,353	58,759	3,485	218,943
Fidelity Leveraged Company Stock Fund	175,313	527,944	135,595	2,408	262,646
Fidelity Mega Cap Stock Fund	248,246	4,891,383	392,919	50,590	3,251,511
Fidelity New Markets Income Fund	917,387	2,364,075	345,249	127,669	2,268,805
Fidelity Real Estate Income Fund	299,331	175,286	232,190	19,629	129,359
Fidelity Real Estate Investment Portfolio	277,123	159,799	229,013	4,939	106,359
Fidelity Select Biotechnology Portfolio	337,279	355,554	420,112	-	240,380
Fund	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
Fidelity Select Consumer Discretionary Portfolio	$ 461,775	$ 1,491,830	$ 165,329	$ 7,139	$ 1,246,071
Fidelity Select Consumer Staples Portfolio	524,718	2,009,040	228,578	23,655	1,882,486
Fidelity Select Defense & Aerospace Portfolio	344,605	390,997	411,206	1,774	107,702
Fidelity Select Energy Portfolio	662,466	2,880,222	275,616	199	1,793,955
Fidelity Select Energy Services Portfolio	185,066	545,040	65,435	-	248,856
Fidelity Select Financial Services Portfolio	988,074	2,854,263	294,452	48,768	2,012,629
Fidelity Select Gold Portfolio	156,080	530,972	67,899	-	490,396
Fidelity Select Health Care Portfolio	631,545	2,238,632	241,117	7,066	1,935,494
Fidelity Select Industrials Portfolio	607,200	2,086,834	219,999	16,431	1,597,226
Fidelity Select Materials Portfolio	176,730	648,755	68,769	2,637	412,799
Fidelity Select Natural Gas Portfolio	16,861	878,245	121,606	-	331,965
Fidelity Select Software & Computer Services Portfolio	362,234	174,501	335,220	-	54,948
Fidelity Select Technology Portfolio	852,533	3,025,592	311,941	5,352	2,085,141
Fidelity Select Telecommunications Portfolio	189,360	601,142	62,381	8,597	447,929
Fidelity Select Utilities Growth Portfolio	183,689	1,386,788	140,655	20,071	1,000,691
Fidelity Strategic Real Return Fund	1,072,188	2,575,100	396,947	103,900	2,213,747
Total	$ 23,137,681	$ 86,639,283	$ 32,200,459	$ 1,460,754	$ 56,857,589
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 93,231,122	$ 91,483,122	$ 1,748,000	$ -
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $907,304 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2008

Assets
Investment in securities, at value (including repurchase agreements of $1,748,000) - See accompanying schedule: Unaffiliated Underlying Funds (cost $49,853,854)	$ 34,625,533
Affiliated Underlying Funds (cost $76,182,770)	56,857,589
Unaffiliated issuers (cost $1,748,000)	1,748,000
Total Investments (cost $127,784,624)		$ 93,231,122
Cash		376
Receivable for investments sold		6
Receivable for fund shares sold		1,397,520
Dividends receivable		274,254
Total assets		94,903,278

Liabilities
Payable for investments purchased	$ 589,663
Payable for fund shares redeemed	652,433
Accrued management fee	29,515
Distribution fees payable	8,592
Total liabilities		1,280,203

Net Assets		$ 93,623,075
Net Assets consist of:
Paid in capital		$ 130,889,169
Undistributed net investment income		23,407
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,735,995)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(34,553,506)
Net Assets		$ 93,623,075

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,785,734 ÷ 1,015,070 shares)	$ 6.68

Maximum offering price per share (100/94.25 of $6.68)	$ 7.09
Class T: Net Asset Value and redemption price per share ($4,688,180 ÷ 702,092 shares)	$ 6.68

Maximum offering price per share (100/96.50 of $6.68)	$ 6.92
Class B: Net Asset Value and offering price per share ($1,462,516 ÷ 218,610 shares)A	$ 6.69

Class C: Net Asset Value and offering price per share ($6,364,669 ÷ 955,807 shares)A	$ 6.66

Dynamic Strategies: Net Asset Value, offering price and redemption price per share ($70,673,954 ÷ 10,563,758 shares)	$ 6.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,648,022 ÷ 545,218 shares)	$ 6.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2008
Investment Income
Dividends from underlying funds:
Unaffiliated		$ 577,880
Affiliated		1,460,754
Interest		43,766
Total income		2,082,400

Expenses
Management fee	$ 429,094
Distribution fees	70,114
Independent trustees' compensation	328
Miscellaneous	110
Total expenses before reductions	499,646
Expense reductions	(88,591)	411,055
Net investment income (loss)		1,671,345
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying fund shares:
Unaffiliated	(679,817)
Affiliated	(2,194,513)
Investment not meeting investment restrictions	1,181
Foreign currency transactions	3,023
Realized gain distributions from underlying funds:
Unaffiliated	4,165
Affiliated	448,405
Total net realized gain (loss)		(2,417,556)
Change in net unrealized appreciation (depreciation) on: Investment securities	(33,594,310)
Assets and liabilities in foreign currencies	(4)
Total change in net unrealized appreciation (depreciation)		(33,594,314)
Net gain (loss)		(36,011,870)
Net increase (decrease) in net assets resulting from operations		$ (34,340,525)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2008	For the period October 31, 2007 (Commencement of operations) to December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,671,345	$ 172,315
Net realized gain (loss)	(2,417,556)	485,304
Change in net unrealized appreciation (depreciation)	(33,594,314)	(959,192)
Net increase (decrease) in net assets resulting from operations	(34,340,525)	(301,573)
Distributions to shareholders from net investment income	(1,661,077)	(170,713)
Distributions to shareholders from net realized gain	(503,490)	(288,714)
Total distributions	(2,164,567)	(459,427)
Share transactions - net increase (decrease)	94,625,036	36,264,131
Total increase (decrease) in net assets	58,119,944	35,503,131

Net Assets
Beginning of period	35,503,131	-
End of period (including undistributed net investment income of $23,407 and undistributed net investment income of $1,602, respectively)	$ 93,623,075	$ 35,503,131

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.06
Net realized and unrealized gain (loss)	(2.88)	(.34)
Total from investment operations	(2.73)	(.28)
Distributions from net investment income	(.12)	(.05)
Distributions from net realized gain	(.06)	(.08)
Total distributions	(.18)	(.13)
Net asset value, end of period	$ 6.68	$ 9.59
Total Return B, C, D	(28.59)%	(2.85)%
Ratios to Average Net Assets F, I
Expenses before reductions	.75%	.75% A
Expenses net of fee waivers, if any	.65%	.65% A
Expenses net of all reductions	.65%	.65% A
Net investment income (loss)	1.78%	3.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,786	$ 1,591
Portfolio turnover rate G	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G Amount does not include the activity of the underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.06
Net realized and unrealized gain (loss)	(2.86)	(.35)
Total from investment operations	(2.74)	(.29)
Distributions from net investment income	(.11)	(.04)
Distributions from net realized gain	(.06)	(.08)
Total distributions	(.17)	(.12)
Net asset value, end of period	$ 6.68	$ 9.59
Total Return B, C, D	(28.69)%	(2.89)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	.90%	.90% A
Expenses net of all reductions	.90%	.90% A
Net investment income (loss)	1.53%	3.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,688	$ 1,358
Portfolio turnover rate G	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G Amount does not include the activity of the underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.05
Net realized and unrealized gain (loss)	(2.87)	(.35)
Total from investment operations	(2.78)	(.30)
Distributions from net investment income	(.06)	(.03)
Distributions from net realized gain	(.06)	(.08)
Total distributions	(.12)	(.11)
Net asset value, end of period	$ 6.69	$ 9.59
Total Return B, C, D	(29.05)%	(2.98)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50%	1.50% A
Expenses net of fee waivers, if any	1.40%	1.40% A
Expenses net of all reductions	1.40%	1.40% A
Net investment income (loss)	1.03%	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,463	$ 1,231
Portfolio turnover rate G	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G Amount does not include the activity of the underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.05
Net realized and unrealized gain (loss)	(2.86)	(.35)
Total from investment operations	(2.78)	(.30)
Distributions from net investment income	(.09)	(.03)
Distributions from net realized gain	(.06)	(.08)
Total distributions	(.15)	(.11)
Net asset value, end of period	$ 6.66	$ 9.59
Total Return B, C, D	(29.05)%	(2.96)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50%	1.50% A
Expenses net of fee waivers, if any	1.40%	1.40% A
Expenses net of all reductions	1.40%	1.40% A
Net investment income (loss)	1.03%	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,365	$ 1,425
Portfolio turnover rate G	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G Amount does not include the activity of the underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Dynamic Strategies

Years ended December 31,

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.06
Net realized and unrealized gain (loss)	(2.88)	(.34)
Total from investment operations	(2.71)	(.28)
Distributions from net investment income	(.13)	(.05)
Distributions from net realized gain	(.06)	(.08)
Total distributions	(.19)	(.13)
Net asset value, end of period	$ 6.69	$ 9.59
Total Return B, C	(28.35)%	(2.81)%
Ratios to Average Net Assets E, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.40%	.40% A
Expenses net of all reductions	.40%	.40% A
Net investment income (loss)	2.03%	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,674	$ 28,567
Portfolio turnover rate F	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

F Amount does not include the activity of the underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.07
Net realized and unrealized gain (loss)	(2.88)	(.35)
Total from investment operations	(2.71)	(.28)
Distributions from net investment income	(.13)	(.05)
Distributions from net realized gain	(.06)	(.08)
Total distributions	(.19)	(.13)
Net asset value, end of period	$ 6.69	$ 9.59
Total ReturnB, C	(28.35)%	(2.81)%
Ratios to Average Net Assets E, H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.40%	.40% A
Expenses net of all reductions	.40%	.40% A
Net investment income (loss)	2.03%	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,648	$ 1,331
Portfolio turnover rate F	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

F Amount does not include the activity of the underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2008

1. Organization.

Fidelity Dynamic Strategies Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds and exchange-traded funds (ETFs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class B, Class C, Dynamic Strategies, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments in affiliated Underlying Funds are valued at their net asset value (NAV) each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. ETFs are valued at their last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, ETFs are valued at the last quoted bid price. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the affiliated Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships (including allocations from the Underlying Funds), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 491,105
Unrealized depreciation	(36,704,102)
Net unrealized appreciation (depreciation)	(36,212,997)
Undistributed ordinary income	101,936
Capital loss carryforward	(907,304)

Cost for federal income tax purposes	$ 129,444,119

The tax character of distributions paid was as follows:

	December 31, 2008	December 31, 2007
Ordinary Income	$ 2,106,873	$ 170,713
Long-term Capital Gains	57,694	288,715
Total	$ 2,164,567	$ 459,428

Annual Report

Notes to Financial Statements - continued

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the affiliated Underlying Fund shares), other than short-term securities, aggregated $152,276,630 and $58,505,623, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to FMRC. The management fee is computed at an annual rate of .50% of the Fund's average net assets. FMRC, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until February 28, 2010.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 11,561	$ 3,362
Class T	.25%	.25%	14,994	5,312
Class B	.75%	.25%	13,801	13,063
Class C	.75%	.25%	29,758	23,936
			$ 70,114	$ 45,673

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,878
Class T	2,949
Class C*	1,134
$ 14,961

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,326 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $110 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2009. During the period, this management fee waiver reduced the Fund's management fee by $87,424.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, those credits reduced the Fund's management fee by $1,167.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 15% of the total outstanding shares of the Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2008	2007 A
From net investment income
Class A	$ 111,175	$ 7,363
Class T	71,625	5,694
Class B	13,176	4,058
Class C	75,755	4,995
Dynamic Strategies	1,323,154	141,886
Institutional Class	66,192	6,717
Total	$ 1,661,077	$ 170,713
From net realized gain
Class A	$ 28,006	$ 13,090
Class T	21,925	11,110
Class B	9,551	10,144
Class C	23,042	11,752
Dynamic Strategies	401,772	231,651
Institutional Class	19,194	10,967
Total	$ 503,490	$ 288,714

A For the period October 31, 2007 (commencement of operations) to December 31, 2007.

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2008	2007 A	2008	2007 A
Class A
Shares sold	1,160,004	163,734	$ 9,837,554	$ 1,624,963
Reinvestment of distributions	20,263	2,128	134,332	20,453
Shares redeemed	(331,059)	-	(2,473,413)	-
Net increase (decrease)	849,208	165,862	$ 7,498,473	$ 1,645,416
Class T
Shares sold	642,908	139,900	$ 5,393,832	$ 1,393,110
Reinvestment of distributions	13,180	1,749	87,857	16,804
Shares redeemed	(95,645)	-	(699,570)	-
Net increase (decrease)	560,443	141,649	$ 4,782,119	$ 1,409,914
Class B
Shares sold	106,371	126,797	$ 890,514	$ 1,267,319
Reinvestment of distributions	3,218	1,474	22,470	14,184
Shares redeemed	(19,250)	-	(136,733)	-
Net increase (decrease)	90,339	128,271	$ 776,251	$ 1,281,503
Class C
Shares sold	933,565	146,905	$ 7,341,737	$ 1,461,264
Reinvestment of distributions	14,035	1,705	92,913	16,383
Shares redeemed	(140,403)	-	(1,004,126)	-
Net increase (decrease)	807,197	148,610	$ 6,430,524	$ 1,477,647
Dynamic Strategies
Shares sold	12,807,772	2,984,859	$ 113,918,703	$ 29,128,984
Reinvestment of distributions	226,192	30,602	1,521,781	294,088
Shares redeemed	(5,448,715)	(36,952)	(44,147,027)	(357,083)
Net increase (decrease)	7,585,249	2,978,509	$ 71,293,457	$ 29,065,989
Institutional Class
Shares sold	636,795	137,083	$ 5,439,598	$ 1,367,175
Reinvestment of distributions	10,488	1,716	70,413	16,487
Shares redeemed	(240,864)	-	(1,665,799)	-
Net increase (decrease)	406,419	138,799	$ 3,844,212	$ 1,383,662

A For the period October 31, 2007 (commencement of operations) to December 31, 2007.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Dynamic Strategies Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Dynamic Strategies Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for the year ended and for the period from October 31, 2007 (commencement of operations) to December 31, 2007, and the financial highlights for the year ended and for the period from October 31, 2007 (commencement of operations) to December 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Dynamic Strategies Fund as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for the year ended and for the period from October 31, 2007 (commencement of operations) to December 31, 2007, and its financial highlights for the year ended and for the period from October 31, 2007 (commencement of operations) to December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

Annual Report

Distributions

February 24, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. FMRC has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Annual Report

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for Michael E. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-
2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-
2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The Board of Trustees of Dynamic Strategies Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	02/17/2009	02/13/2009	$0.01

Institutional Class designates 1% and 30% of the dividends distributed in February and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ADYSI-UANN-0209
1.852681.101

Item 2. Code of Ethics

As of the end of the period, December 31, 2008, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Dynamic Strategies Fund (the "Fund"):

Services Billed by Deloitte Entities

December 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Dynamic Strategies Fund	$22,000	$-	$4,400	$-

December 31, 2007 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Dynamic Strategies Fund	$17,000	$-	$3,600	$-

A Amounts may reflect rounding.

B Fidelity Dynamic Strategies Fund commenced operations on October 31, 2007.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	December 31, 2008A	December 31, 2007A
Audit-Related Fees	$815,000	$-
Tax Fees	$2,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2008 A	December 31, 2007 A,B
Deloitte Entities	$1,325,000	$735,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No. 1, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The Fidelity fund's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 27, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 27, 2009